IMPAIRMENT OF ASSETS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognized in profit or loss	$ 58,795	$ 76,042
Machinery [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Opening balance	8,135	7,249
Impairment loss recognized in profit or loss	1,262	3,024
Reversal of impairment loss in profit or loss	(1,204)	(2,161)
Increase (Decrease) in foreign exchange currency on translation	(105)	23
Closing balance	$ 8,088	$ 8,135